Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 54,304	$ 46,881	$ 52,329
Cost of sales	(23,097)	(19,634)	(20,362)
Gross profit	31,207	27,247	31,967
Distribution expenses	(5,889)	(5,104)	(5,525)
Sales and marketing expenses	(7,292)	(6,861)	(7,348)
Administrative expenses	(4,394)	(3,404)	(3,548)
Other operating income/(expenses)	805	845	875
COVID-19 costs	(105)	(182)
Restructuring	(172)	(157)	(170)
Business and asset disposal (including impairment losses)	(247)	(239)	(50)
Acquisition costs business combinations	(17)	(25)	(23)
Zenzele Kabili costs	(72)
Impairment of goodwill		(2,500)
Brazil state tax regularization program			(74)
Cost related to public offering of minority stake in Budweiser APAC			(6)
Profit from operations	13,824	9,620	16,098
Finance cost	(6,040)	(8,419)	(5,993)
Finance income	431	722	2,519
Net finance income/(cost)	(5,609)	(7,697)	(3,473)
Share of result of associates and joint ventures	248	156	152
Profit before tax	8,463	2,079	12,776
Income tax expense	(2,350)	(1,932)	(2,786)
Profit from continuing operations	6,114	147	9,990	[1]
Profit from discontinued operations	0	2,055	424
Profit of the period	6,114	2,202	10,414
Profit/(loss) from continuing operations attributable to:
Equity holders of AB InBev	4,670	(650)	8,748
Non-controlling interest	1,444	797	1,243
Profit of the period attributable to:
Equity holders of AB InBev	4,670	1,405	9,171
Non-controlling interest	$ 1,444	$ 797	$ 1,243
Basic earnings per share	$ 2.33	$ 0.70	$ 4.62
Diluted earnings per share	2.28	0.69	4.53
Basic earnings per share from continuing operations	2.33	(0.33)	4.41
Diluted earnings per share from continuing operations	$ 2.28	$ (0.33)	$ 4.32

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.